SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

153 EAST 53RD STREET, 55TH FLOOR, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen Levithan, Esq. Lowenstein Sandler, PC 65 Livingston Avenue Rosedale, NJ 07068-1791
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 207-6500

Date of fiscal year end:	DECEMBER 31, 2005

Date of reporting period:	SEPTEMBER 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5
(SS 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b-1 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2005

		Fair
Shares	Common Stocks	Value

	Aerospace 0.20%
971,600	SPACEHAB, Incorporated (a)	$1,117,340

	Automotive Components 2.44%
1,448,909	Amerigon Incorporated (a)	8,476,118
322,300	Rush Enterprises, Inc. - Class A	4,924,744
		13,400,862

	Biotechnology 1.54%
1,915,275	Ciphergen Biosystems, Inc.	3,543,259
967,742	Medivation, Inc. (Restricted)	1,500,000
415,600	Metabasis Therapeutics, Inc.	2,422,948
2,036,195	Xcyte Therapies, Inc. (a)	977,373
		8,443,580

	Biotechnology - Drug Delivery 0.63%
1,439,592	Aradigm Corporation	1,540,363
296,817	DepoMed, Inc.	1,923,374
		3,463,737

	Building Materials 0.30%
123,222	L.B. Foster Company	1,632,691

	Business Services 0.18%
268,550	Intraware, Inc.	993,637

	Communication Equipment - Software 3.80%
2,238,077	Artisoft, Inc. (a)	3,088,546
4,098,966	Artisoft, Inc. (Restricted) (a)	4,667,083
37,378	Avid Technology, Inc.	1,547,449
3,511,499	ION Networks, Inc. (a)	491,609
758,524	MetaSolv, Inc.	2,480,373
635,223	PC-Tel, Inc.	5,971,096
1,926,881	Visual Networks, Inc. (a)	2,639,827
		20,885,983

	Communication Products - Equipment 3.30%
461,128	Centillium Communications, Inc.	1,738,453
2,047,483	NMS Communications Corporation	7,575,687
253,400	RADVision, Ltd. (Israel)	3,463,978
162,750	Telular Corporation	637,980
1,472,518	Tut Systems, Inc.	4,741,508
		18,157,606

	Computer Equipment 1.36%
362,500	Optimal Group, Inc. (Canada)	7,496,500

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2005

		Fair
Shares	Common Stocks (Continued)	Value

	Computer Peripherals 0.66%
248,305	Immersion Corporation	$1,740,618
120,000	Printronix, Inc.	1,878,000
		3,618,618

	Computer Services - Software 9.78%
221,331	Aptimus, Inc.	3,087,567
1,977,456	ClickSoftware Technologies, Ltd. (Israel) (a)	3,223,253
416,747	CryptoLogic, Inc. (Canada)	7,318,077
1,573,957	Net Perceptions, Inc. (a)	1,196,207
178,255	Nuance Communications, Inc.	950,099
1,114,903	ONYX Software Corporation (a)	4,013,651
434,227	Palm Source, Inc.	7,837,797
652,900	Phoenix Technologies, Ltd.	4,916,337
1,251,365	Primal Solutions, Inc.	312,841
1,711,802	Quovadx, Inc.	5,186,760
249,384	Stellent, Inc.	2,137,221
979,642	SumTotal Systems, Inc.	4,770,856
767,850	SupportSoft, Inc.	3,869,964
2,738,150	Unify Corporation (a)	1,013,115
187,580	Witness Systems, Inc.	3,918,546
		53,752,291

	Computer Systems 2.63%
934,674	Adept Technology, Inc. (a)	7,524,126
388,100	Performance Technologies, Incorporated	2,774,915
650,553	SeaChange International, Inc.	4,137,517
		14,436,558

	Consumer Services 1.75%
500,000	Kenexa Corporation	6,260,000
581,818	OneTravel Holdings, Inc. (a)	3,374,544
		9,634,544

	Data Security 0.71%
700,401	Entrust, Inc.	3,922,246

	Electronic Components 2.28%
726,458	American Technology Corporation	3,704,936
298,700	Frequency Electronics, Inc.	3,255,830
2,564,502	Tvia, Inc. (a)	5,564,969
		12,525,735

	Electronic Equipment 0.87%
1,782,205	Iteris Holdings, Inc. (a)	4,794,131

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2005

		Fair
Shares	Common Stocks (Continued)	Value

	Electronic Instruments 1.14%
120,000	Axsys Technologies, Inc.	$2,353,200
296,735	Image Sensing Systems, Inc. (a)	3,275,954
133,998	Metretek Technologies, Inc.	629,790
		6,258,944

	Electronic Semiconductor 1.57%
538,200	Kopin Corporation	3,740,490
1,263,200	PSi Technologies Holdings, Inc. (Philippines) (a)	1,250,568
581,062	Parkervision, Inc.	3,654,880
		8,645,938

	Energy - Oil & Gas 0.83%
19,300	Core Laboratories, N.V. (Netherlands)	622,618
250,000	Willbros Group, Inc. (Panama)	3,962,500
		4,585,118

	Energy - Technology 2.35%
839,836	Catalytica Energy Systems, Inc.	1,175,770
632,227	Hoku Scientific, Inc.	6,764,829
1,203,715	Quantum Fuel Systems Technologies Worldwide, Inc.	4,935,232
		12,875,831

	Entertainment 1.16%
379,500	DTS, Inc.	6,390,780

	Gold Mining 0.57%
2,550,300	MK Resources Company (a)	3,136,869

	Healthcare Services 1.34%
66,218	IntegraMed America, Inc.	793,954
359,766	U.S. Physical Therapy, Inc.	6,533,350
		7,327,304

	Healthcare - Specialized Products & Services 1.30%
210,000	American Dental Partners, Inc.	7,123,200

	Housing - Construction 0.71%
160,527	Modtech Holdings, Inc.	1,560,322
412,086	U.S. Home Systems, Inc.	2,348,890
		3,909,212

	Household Furniture - Appliances 0.27%
2,612,500	Chitaly Holdings Limited (Hong Kong)	1,489,125

	Insurance 0.00%
200	Renaissance Acceptance Group, Inc.	-

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2005

		Fair
Shares	Common Stocks (Continued)	Value

	Information Services 0.69%
774,748	EDGAR Online, Inc. (a)	$1,851,648
1,658,882	FIND/SVP, Inc. (a)	1,924,303
		3,775,951

	Internet Commerce 0.72%
914,800	Corillian Corporation	2,927,360
173,425	Youbet.com, Inc.	993,725
		3,921,085

	Medical Devices & Equipment 10.89%
1,081,814	ATS Medical, Inc.	4,002,712
332,738	Applied Imaging Corporation (a)	445,037
121,247	Given Imaging, Ltd. (Israel)	2,928,115
297,231	Laserscope, Inc.	8,375,969
2,278,848	Micro Therapeutics, Inc. (a)	12,738,766
495,070	Natus Medical Incorporated	6,025,002
864,489	Orthovita, Inc.	3,700,013
1,296,978	Precision Optics Corporation, Inc. (a)	635,519
508,924	Quidel Corporation	4,814,421
377,784	Regeneration Technologies, Inc.	3,086,495
480,000	Regeneration Technologies, Inc. (Restricted)	3,921,600
594,310	Sonic Innovations, Inc.	2,629,227
6,278,932	World Heart Corporation (Canada) (a)	6,467,300
		59,770,176

	Medical - Drugs 0.83%
800,000	Advanced Life Sciences Holdings, Inc.	3,976,000
243,054	Corgentech, Inc.	573,607
		4,549,607

	Medical Instruments 0.40%
344,827	Caprius, Inc. (a)	827,585
74,124	NuVasive, Inc.	1,389,084
		2,216,669

	Online Services 3.47%
1,717,050	The Knot, Inc. (a)	19,042,084

	Paper - Packaging 0.00%
593,749	Chase Packaging Corporation	-

	Pharmaceutical Products 1.18%
253,267	Axcan Pharma, Inc. (Canada)	3,272,209
383,864	Indevus Pharmaceuticals, Inc.	1,105,528
500,000	Isis Pharmaceutical, Inc. (Restricted)	2,125,000
		6,502,737

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2005

		Fair
Shares	Common Stocks (Continued)	Value

	Restaurant 1.26%
712,998	Buca, Inc.	$4,327,898
651,499	Monterey Gourmet Foods, Inc.	2,612,511
		6,940,409

	Retail 5.50%
173,303	1-800 CONTACTS, INC.	3,249,431
453,000	Bakers Footwear Group, Inc. (a)	6,795,000
639,041	EZCORP, Inc. (a)	10,262,998
453,045	Gaiam, Inc.	4,675,424
227,250	Gander Mountain Company	2,042,977
542,152	Odimo Incorporated	802,331
418,309	PC Mall, Inc.	2,392,727
		30,220,888

	Semiconductor 0.06%
65,899	CEVA, Inc.	341,357

	Semiconductor Equipment 3.39%
504,400	HI/FN, Inc.	2,799,420
282,012	Nanometrics Incorporated	3,299,540
1,303,516	Nova Measuring Instruments, Ltd. (Israel) (a)	2,867,735
1,495,200	Tegal Corporation (a)	986,832
6,720,185	Tegal Corporation (Restricted) (a)	4,368,120
1,400,209	Trikon Technologies, Inc. (Great Britain) (a)	2,380,355
325,263	Ultra Clean Holdings, Inc.	1,945,073
		18,647,075

	Services 1.41%
539,385	Collectors Universe, Inc. (a)	6,850,189
108,676	OPNET Technologies, Inc.	915,052
		7,765,241

	Technology - Miscellaneous 2.36%
813,100	IPASS, Inc.	4,374,478
1,083,044	Intermap Technologies Corp. (Canada)	5,312,656
918,855	Kintera, Inc.	2,802,508
577,829	Supercom, Ltd.	502,711
		12,992,353

	Telecom Equipment 1.26%
671,838	COMARCO, Inc. (a)	5,509,072
999,954	Peco II, Inc.	1,439,934
		6,949,006

	Telecom Services 1.73%
468,600	Spectralink Corporation	5,974,650
534,617	WPCS International Incorporated (a)	3,533,818
		9,508,468

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2005

		Fair
Shares	Common Stocks (Continued)	Value

	Telecommunications 0.83%
634,312	Arbinet-thexchange, Inc.	$4,567,046

	Therapeutics 2.32%
457,205	Critical Therapeutics, Inc.	4,306,871
245,408	Dyax Corp.	1,371,830
1,684,211	Memory Pharmaceuticals Corp. (Restricted) (a)	3,200,001
431,507	Pharmacyclics, Inc.	3,892,193
		12,770,895

	Transportation 0.99%
339,200	Excel Maritime Carriers, Ltd. (Bermuda)	5,447,552
2,500	Velocity Express Corporation	8,125
		5,455,677

	Total Common Stocks 82.95%	455,955,104

		Fair
Shares	Preferred Stocks	Value

	Data Security 0.58%
1,250,000	Verdasys, Inc. Series B convertible (Restricted)	$3,160,000

	Transportation 0.18%
304,682	Velocity Express Corporation 6% convertible	990,216

	Total Preferred Stocks 0.76%	4,150,216

Principal		Fair
Amount	Corporate Bonds	Value

	Communications Equipment - Software 0.76%
$4,195,151	Visual Networks, Inc. 5% convertible, due 12/31/07 (Restricted) (a)	$4,195,151

	Computer Peripherals 0.69%
3,800,000	Immersion Corporation 5% convertible, due 12/23/09	3,800,000

	Computer Services - Software 0.46%
2,500,000	LocatePlus Holding Corporation 3% convertible, due 11/5/05 (Restricted)	2,500,000
€ 2,100,000	Titus Interactive 2%, due 7/1/05 (France)	-
		2,500,000

	Computer Systems 0.75%
$1,875,000	3D Systems Corporation 6% convertible, due 11/30/13	4,094,437

	Consumer Products 0.27%
1,500,000	Rockford Corporation 4.5% convertible, due 6/11/09	1,500,000

	Total Corporate Bonds 2.93%	16,089,588

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2005

		Fair
Warrants	Warrants	Value

	Biotechnology 0.02%
413,400	Alliance Pharmaceutical Corp. 10/30/06	$4,134
43,000	Discovery Laboratories, Inc. 9/19/10	58,480
4,819	Dov Pharmaceutical, Inc. 6/2/09	39,949
		102,563

	Biotechnology - Drug Delivery 0.18%
398,733	Aradigm Corporation 3/10/07	47,848
208,333	Aradigm Corporation 11/10/07	6,249
210,648	DepoMed, Inc. 4/21/08	950,022
		1,004,119

	Communication Equipment - Software 0.03%
1,140,000	Artisoft, Inc. 9/30/06 (a)	68,400
118,161	Artisoft, Inc. 9/28/15 (Restricted) (a)	-
44,842	Artisoft, Inc. 12/16/08 (Restricted) (a)	-
586,600	ION Networks, Inc. 2/14/07 (a)	11,732
1,147,058	ION Networks, Inc. 3/31/10 (a)	68,823
		148,955

	Communication Products - Equipment 0.07%
57,861	Superconductor Technologies, Inc. 3/10/07	578
427,500	Superconductor Technologies, Inc. 9/26/07	8,550
736,259	Tut Systems, Inc. 7/22/10	390,217
		399,345

	Computer Peripherals 0.02%
81,121	Immersion Corporation 12/23/09	95,723

	Computer Services - Software 0.02%
862,500	Interplay Entertainment Corp. 3/29/06	-
10,000,000	LocatePlus Holding Corporation 7/8/10 (Restricted)	-
929,560	Unify Corporation 4/26/09 (a)	74,365
		74,365

	Computer Systems 0.17%
1,666,700	Adept Technology, Inc. 11/18/08 (a)	916,685

	Consumer Products 0.02%
70,889	Rockford Corporation 6/11/09	122,638

	Consumer Services 0.08%
2,327,272	OneTravel Holdings, Inc. 4/14/10 (a)	442,182

	Electronic Components 0.04%
216,176	American Technology Corporation 1/18/06	17,294
179,303	American Technology Corporation 7/18/09	195,440
		212,734

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2005

		Fair
Warrants	Warrants (Continued)	Value

	Electronic Equipment 0.15%
708,350	Iteris Holdings, Inc. B 8/16/07 (a)	$835,853

	Electronic Semiconductor 0.02%
80,000	Parkervision, Inc. 3/10/10	129,600

	Energy - Technology 0.00%
132,667	Arotech Corporation 6/30/08	9,287
58,075	Arotech Corporation 12/31/08	2,904
		12,191

	Information Services 0.02%
150,000	EDGAR Online, Inc. 1/8/06 (a)	9,000
600,000	FIND/SVP, Inc. 5/10/09 (a)	114,000
		123,000

	Medical Devices & Equipment 0.03%
268,600	Applied Imaging Corporation 7/29/06 (a)	-
114,286	Orthovita, Inc. 6/26/08	93,714
47,476	SpectRx, Inc. 6/13/06	-
6,653,226	World Heart Corporation 9/22/08 (Canada) (a)	66,532
		160,246

	Medical Information Systems 0.00%
2,200,000	LifeRate Systems, Inc. 11/14/07 (a)	-

	Medical Instruments 0.01%
2,758,620	Caprius, Inc. 2/15/10 (a)	62,069

	Pharmaceutical Products 0.00%
125,000	Isis Pharmaceuticals, Inc. 8/23/10 (Restricted)	-

	Semiconductor Equipment 0.02%
747,600	Tegal Corporation 7/14/10 (a)	74,760
3,360,092	Tegal Corporation 9/19/10 (Restricted) (a)	-
206,250	Trikon Technologies, Inc. 10/22/07 (Great Britain) (a)	14,437
		89,197

	Technology - Miscellaneous 0.19%
934,544	Intermap Technologies Corp. 3/17/08 (Canada)	1,028,002

	Telecom Services 0.24%
150,780	GoAmerica, Inc. 12/19/08	1,507
8,750,000	WPCS International Incorporated 11/17/09 (a)	1,312,500
		1,314,007

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2005

			Fair
Warrants		Warrants (Continued)	Value

		Telecommunications 0.00%
79,800		Q Comm International, Inc. 6/24/08	$18,354

		Therapeutics 0.15%
159,672		Critical Therapeutics, Inc. 6/6/10	828,698
589,473		Memory Pharmaceuticals Corp. 9/22/10 (Restricted) (a)	-
			828,698

		Total Warrants 1.48%	8,120,526

		TOTAL INVESTMENTS 88.12%	$484,315,434

			Fair
Shares		Securities Sold Short	Value

		Specialized Services 0.09%
67,310		Flow International Corporation	$519,633

		TOTAL SECURITIES SOLD SHORT 0.09%	$519,633

	(a)	Affiliated issuer under the Investment Company Act of 1940, inasmuch
		as the Fund owns more than 5% of the voting securities of the issuer.

		All percentages are relative to Partners' Capital.

		All securities are non-income producing except for 3D Systems Corporation,
		Chitaly Holdings Limited, CryptoLogic, Inc. Frequency Electronics, Inc.
		Immersion Corporation, Printronix, Inc., Rockford Corporation, Spectralink
		Corporation and Velocity Express Corporation.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2005

		% of
		Partners'
Industry Concentration	Total	Capital

Aerospace	$1,117,340	0.20
Automotive Components	13,400,862	2.44
Biotechnology	8,546,143	1.55
Biotechnology - Drug Delivery	4,467,856	0.81
Building Materials	1,632,691	0.30
Business Services	993,637	0.18
Communication Equipment - Software	25,230,089	4.59
Communication Products - Equipment	18,556,951	3.38
Computer Equipment	7,496,500	1.36
Computer Peripherals	7,514,341	1.37
Computer Services - Software	56,326,656	10.25
Computer Systems	19,447,680	3.54
Consumer Products	1,622,638	0.30
Consumer Services	10,076,726	1.83
Data Security	7,082,246	1.29
Electronic Components	12,738,469	2.32
Electronic Equipment	5,629,984	1.02
Electronic Instruments	6,258,944	1.14
Electronic Semiconductor	8,775,538	1.60
Energy - Oil and Gas	4,585,118	0.83
Energy - Technology	12,888,022	2.35
Entertainment	6,390,780	1.16
Gold Mining	3,136,869	0.57
Healthcare Services	7,327,304	1.34
Healthcare - Specialized Products & Services	7,123,200	1.30
Housing - Construction	3,909,212	0.71
Household Furniture - Appliances	1,489,125	0.27
Insurance	-	0.00
Information Services	3,898,951	0.71
Internet Commerce	3,921,085	0.72
Medical Devices & Equipment	59,930,422	10.91
Medical - Drugs	4,549,607	0.83
Medical Information Systems	-	0.00
Medical Instruments	2,278,738	0.41
Online Services	19,042,084	3.47
Paper - Packaging	-	0.00
Pharmaceutical Products	6,502,737	1.18
Restaurant	6,940,409	1.26

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2005

		% of
		Partners'
Industry Concentration (Continued)	Total	Capital

Retail	$30,220,888	5.50
Semiconductor	341,357	0.06
Semiconductor Equipment	18,736,272	3.41
Services	7,765,241	1.41
Specialized Services	(519,633)	(0.09)
Technology - Miscellaneous	14,020,355	2.55
Telecom Equipment	6,949,006	1.26
Telecom Services	10,822,475	1.97
Telecommunications	4,585,400	0.83
Therapeutics	13,599,593	2.47
Transportation	6,445,893	1.17

TOTAL PORTFOLIO	$483,795,801	88.03%

Item 2.  Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits

CERTIFICATION

I, Austin Marxe, certify that:

1. I have reviewed this report on Form N-Q of Special Situations Fund III, L.P.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 29, 2005   __/s/Austin Marxe__________________
Austin Marxe, Principal Executive Officer

CERTIFICATION

I, Rose M. Carling, certify that:

1. I have reviewed this report on Form N-Q of Special Situations Fund III, L.P.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 29, 2005   _/s/Rose M. Carling__________________
Rose M. Carling, Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By: __/s/ Austin Marxe_______________
Austin Marxe, Principal Executive Officer

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _/s/ Austin Marxe_______________________
Austin Marxe, Principal Executive Officer

Date: November 29, 2005

By: __/s/Rose M. Carling ______________
Rose M. Carling, Principal Financial Officer

Date: November 29, 2005